Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,276,304	$ 1,463,774	$ 524,960	$ 1,766,442
Adjusted to reconcile net income to cash provided by operating activities:
Depreciation - cost of revenue	249,549	146,267	349,328	206,831
Depreciation - operating expenses	186,440	78,073	197,071	125,768
Deferred income taxes	(157,178)	0	(384,725)	0
Impairment loss on other receivables			146,873	0
Loss on disposal of property and equipment	1,053	8,235	14,613	0
Imputed interest	0	247	250	1,027
(Increase) decrease in:
Inventories, net	31,679	29,969	(168,458)	(199,053)
Other current assets and prepaid expenses	(242,572)	(771,729)	(226,685)	(273,935)
Increase (decrease) in:
Accounts payable	(222,207)	(49,427)	192,802	86,277
Deferred revenue	19,797	(2,315)	(701)	21,860
Other payables and accrued liabilities	116,108	143,291	698,339	375,036
Income tax payable	94,407	456,730	633,748	34,079
Sales tax payable and other taxes payable	532	3,629	5,806	(27,839)
Increase in restricted cash	(386,787)	0
Net cash provided by operating activities	1,353,912	1,506,744	1,983,221	2,116,493
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,237,047)	(412,775)	(4,416,540)	(747,484)
Deposits paid for acquiring property and equipment	0	(1,443,577)
Proceeds from disposal of property and equipment	130,013	0
Long term prepaid expenses	0	(1,068,878)
Due from stockholders	52,821	(52,821)	(52,821)	0
Net cash used in investing activities	(2,441,000)	(2,978,051)	(4,469,361)	(747,484)
CASH FLOWS FROM FINANCING ACTIVITIES
Bank loan borrowed	1,739,117	877,868	887,587	73,090
Bank loan repaid	(917,740)	(36,578)	(43,146)	(30,454)
Due to a related company	0	(20,563)	(20,790)	(85,603)
Due to stockholders			0	(726,434)
Net proceeds from stock issuance in private placement			1,104,000	0
Contribution by stockholders	5,916	50,000	50,182	731,294
Contribution by a noncontrolling stockholder			151,722	0
Net cash provided by financing activities	827,293	870,727	2,129,555	(38,107)
EFFECT OF EXCHANGE RATES ON CASH	11,397	3,107	14,133	419
NET DECREASE IN CASH AND CASH EQUIVALENTS	(248,398)	(597,473)	(342,452)	1,331,321
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,029,280	1,371,732	1,371,732	40,411
CASH AND CASH EQUIVALENTS AT END OF PERIOD	780,882	774,259	1,029,280	1,371,732
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expenses	25,872	21,606	48,852	3,224
Cash paid for income tax	$ 423,456	$ 55,343	$ 175,714	$ 192,037